Loss per share	12 Months Ended
Dec. 31, 2013
Loss per share
Loss per share

(19)                Loss per share

Basic and diluted loss per share

Basic and diluted loss per share has been calculated in accordance with ASC Topic 260, Earnings per Share, for the years ended December 31, 2011, 2012 and 2013 as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(3,208,911)	(3,064,412)	(1,944,425)	(321,195)
Denominator:
Weighted average ordinary shares outstanding	156,805,040	156,425,307	156,619,791	156,619,791
Basic and diluted loss per share	(20.46)	(19.59)	(12.41)	(2.05)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted loss per share for the years ended December 31, 2011, 2012 and 2013, because their effect is anti-dilutive:

	Year ended December 31,
	2011	2012	2013

Shares issuable pursuant to convertible senior notes	27,650	26,441	—
Shares issuable pursuant to senior secured convertible notes	3,339,525	176,460	—
Shares issuable under stock options and restricted shares	6,347,422	5,349,942	5,169,567
Shares issuable upon exercise of ADM warrants	1,540,773	—	—

Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a related party, holds 25.99% equity interest in Tianwei Yingli. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian, the Company granted to Tianwei Baobian a right to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli. Tianwei Baobian may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future.